GENX MOBILE INC GENX MOBILE INC	12 Months Ended
Dec. 31, 2016
Business Acquisition [Line Items]
ACQUISITION OF GENX MOBILE INC
(b)     Acquisition of GenX Mobile Inc.
On August 3, 2016, we completed the acquisition of all of the outstanding shares of GenX Mobile Incorporated ("GenX") for total cash consideration of $7.8 million ($5.9 million, net of cash acquired), plus contingent consideration for inventory consumption in excess of $1.0 million, up to a maximum of $1.4 million. GenX is a US-based provider of in-vehicle cellular devices for the fleet management, asset tracking and transportation markets.

At acquisition date, we recognized the fair value of the contingent consideration at $1.4 million based on a probability estimate of consumption of acquisition date inventory within the specified 12 month period of the contingent consideration.

We accounted for the transaction using the acquisition method and accordingly, we have recorded the tangible and intangible assets acquired and liabilities assumed on the basis of our estimates of their respective fair values as at August 3, 2016. The excess of the purchase price over the value assigned to the net assets acquired is recorded as goodwill.

Total consideration for the acquisition is as follows:

$
Cash	7,752
Contingent consideration	1,375
9,127

The following table summarizes the values assigned to the assets acquired and liabilities assumed at the acquisition date:

$
Assets acquired
Cash	1,852
Accounts receivable	1,754
Inventory	2,375
Other assets	124
Identifiable intangible assets	3,926
Goodwill	1,782
11,813
Liabilities assumed
Accounts payable and accrued liabilities	1,458
Deferred income taxes	1,228
Fair value of net assets acquired	9,127

The goodwill of $1.8 million resulting from the acquisition consists largely of the expectation that the acquisition will further strengthen our Enterprise Solutions segment. Goodwill is not deductible for tax purposes.

The following table provides the components of the identifiable intangible assets acquired:

	Estimated useful life	$
Customer relationships	5 years	2,640
Existing technology	4 years	973
In-process research and development		313
		3,926

The amount of revenue of GenX included in our consolidated statements of operations from the acquisition date, through the year ended December 31, 2016, was $7.0 million. The amount of net earnings of GenX included in our consolidated statements of operations for the aforementioned period was $0.1 million. There was also no significant impact on the Company’s revenues and net earnings on a pro forma basis for all periods presented.